PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.6%
Municipal Bonds
Alabama 5.4%
Baldwin Cnty. Indl. Dev. Auth. Rev., Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	1,500	$1,531,991
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	2,365	2,374,813
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	1,440	1,453,175
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	2,000	2,059,873
Gas Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	12/01/55	2,000	2,125,592
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	2,000	2,079,962
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	170	170,831
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	1,000	1,015,411
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	500	505,050

Jefferson Cnty. Swr. Rev., Revenue Warrants, Rfdg.	5.000	10/01/33	1,000	1,122,819
				14,439,517
Alaska 0.4%
Alaska St., Series A, GO, Rfdg.	5.000	08/01/34	1,000	1,177,553
Arizona 2.6%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B (Mandatory put date 10/01/24)	4.080(cc)	01/01/37	2,480	2,475,268
Arizona Indl. Dev. Auth. Rev., The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	1,500	1,526,140
Chandler Indl. Dev. Auth. Rev., Intel Corp. Proj., AMT (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	1,250	1,266,171
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr. Proj., Rfdg.	4.000	07/01/26	340	339,212
Reid Traditional Sch. Proj.	4.000	07/01/26	105	105,234

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	1,275	1,295,667
				7,007,692
Arkansas 0.6%
Arkansas Dev. Fin. Auth. Rev., Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	1,645	1,651,777
California 4.6%
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series B-2 (Mandatory put date 08/01/31)	3.770(cc)	02/01/52	1,000	947,863
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	1,000	1,061,166
Sustainable Bonds, Clean Energy Proj., Series F	5.000	11/01/33	1,000	1,089,585

California Infrastructure & Econ. Dev. Bank Rev., Brightline West Passanger Rail Proj., Series C, AMT (Mandatory put date 11/02/26), 144A	3.500(cc)	01/01/65	2,000	2,003,579
California Muni. Fin. Auth. Rev., American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	65	65,110
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,500
Long Beach Bond Fin. Auth. Rev., Natural Gas, Series B	4.206(cc)	11/15/27	700	699,062
Los Angeles Dept. Arpts. Rev., Sustainable Bonds, Sub. Private Activity, Series A, Rfdg.	5.000	05/15/31	1,300	1,459,072
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Series A, Rfdg.	5.000	07/01/27	760	761,198

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Los Angeles Dept. of Wtr. & Pwr. Rev., (cont’d.)
Series A, Rfdg.	5.000%	07/01/26	580	$586,685
Series B, Rfdg.	5.000	07/01/26	175	176,589
Series B, Rfdg.	5.000	07/01/27	250	259,400
Series B, Rfdg.	5.000	07/01/31	1,265	1,412,898
Series C	4.000	07/01/26	500	502,555
Series D, Rfdg.	5.000	07/01/26	620	625,629

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series A	5.000	07/01/26	425	429,894
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	60	60,070
South Jersey Trans. Auth. Rev., Southern Transmission Sys. Renewal Proj., Series 1	5.000	07/01/31	250	279,229
				12,422,084
Colorado 3.1%
Colorado Hlth. Facs. Auth. Rev.,
AdventHealth Oblig. Grp., Series A (Mandatory put date 11/15/29)	5.000(cc)	11/15/59	940	1,021,024
Commonspirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	540	545,656
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/30	1,000	1,082,003
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, AMT, Rfdg.	5.000	11/15/32	1,000	1,115,057
Sub. Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,110,866

Denver City & Cnty. Hsg. Auth. Rev., 4965 Washington Street Proj., Series A	5.000	06/01/29	2,000	2,098,118
Regl. Trans. Dist. Rev., Denver Transit Partners Eagle P3 Proj, Series A, Rfdg.	5.000	07/15/27	620	638,688
University of Colorado Rev., University Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	780	771,375
				8,382,787
Connecticut 1.7%
Connecticut St. Spl. Tax Rev.,
Ref-Trans. Infrast. Purposes, Series A, Rfdg.	5.000	07/01/32	1,000	1,142,517
Series B	5.000	10/01/37	1,175	1,232,365

Norwalk Hsg. Auth. Rev., Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	1,000	999,734
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	1,200	1,207,147
				4,581,763
Delaware 0.0%
Delaware St. Econ. Dev. Auth. Rev., Newark Chart. Sch., Series A, Rfdg.	2.800	09/01/26	60	59,844
District of Columbia 2.1%
Dist. of Columbia Rev.,
KIPP Proj., Series B, Rfdg.	5.000	07/01/37	1,380	1,404,952
Proj., Series B, Rfdg.	5.000	07/01/27	220	225,782

Dist. of Columbia Tob. Settlement Fing. Corp. Rev., Asset Bkd. Bds., Rfdg.	6.750	05/15/40	2,270	2,324,761
Metropolitan Washington Arpts. Auth. Avtn. Rev., Series A, Rfdg., AMT	5.000	10/01/33	1,580	1,772,743
				5,728,238

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida 4.2%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT	5.000%	10/01/26	500	$500,619
Florida Dev. Fin. Corp. Rev., GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	1,000	1,009,959
Florida Hr. Edl. Facs. Fing. Auth. Rev., Edl. Facs., Ringling Clg. Proj.	5.000	03/01/28	295	299,227
Grtr. Orlando Avtn. Auth. Rev., Priority Sub. Series A, AMT	5.000	10/01/32	1,160	1,188,908
Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series A, AMT	5.000	10/01/29	1,230	1,316,645
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	302,196
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	100,197
Miami-Dade Cnty. Hsg. Fin. Auth. Rev.,
Ambar Station, Series A (Mandatory put date 08/01/29)	3.250(cc)	02/01/44	1,000	1,009,114
Residences at Palm Court, Series B (Mandatory put date 09/01/28)	2.950(cc)	09/01/29	1,500	1,506,557
Wste. Mgmt., Inc., Rmkt.	3.350	09/01/27	230	229,829

Myrtle Creek Impvt. Dist., Spl. Assmt., Series A, BAM, Rfdg.	4.000	05/01/27	365	365,924
Orange Cnty. Hlth. Facs. Auth. Rev., Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	685	698,426
Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	2,540	2,332,137
Vlg. CDD No. 6, Spl. Assmt., Rfdg.	4.000	05/01/26	200	200,516
Vlg. CDD No. 7, Spl. Assmt., Rfdg.	4.000	05/01/26	245	245,170
				11,305,424
Georgia 2.9%
Atlanta Arpt. Passenger Facs. Charge Rev., Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,412,058
Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	565	571,823
Main Street Natural Gas, Inc. Rev.,
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	2,250	2,421,548
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	2,750	2,932,099

Muni. Elec. Auth. of Georgia Rev., Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	585	585,000
				7,922,528
Guam 0.4%
Territory of Guam Rev., Series G, Rfdg.	5.000	01/01/31	1,000	1,075,917
Hawaii 0.6%
Honolulu City & Cnty. Wstewtr. Sys. Rev., Jr. 2nd Bond Resolution, Series A, Rfdg.	5.000	07/01/34	1,500	1,754,595
Idaho 0.5%
Idaho Hsg. & Fin. Association Rev., Series A	5.000	08/15/39	1,115	1,241,240

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 4.6%
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, AMT, Rfdg.	5.000%	01/01/34	500	$554,066
Series E, Rfdg., AMT	5.000	01/01/27	500	508,740
Illinois Fin. Auth. Rev.,
Advocate Healthcare Network, Series A-3, Rfdg.	5.000	11/01/30	540	565,114
Advocate Healthcare Proj., Series A-1, Rfdg.	4.000	11/01/30	565	577,088
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/29	265	279,484
Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/30	475	507,415
Rush Univ. Sys. Hlth., Series A, Rfdg.	5.000	11/15/32	1,000	1,118,237
Illinois St.,
Series B, GO	5.000	05/01/31	1,820	2,004,810
Series D, GO, Rfdg.	5.000	07/01/36	1,100	1,196,115
Illinois St. Sales Tax Rev.,
Build Illinois Bonds, Jr. Oblig., Series C, Rfdg.	5.000	06/15/26	1,935	1,953,122
Sub. Series C, Rfdg.	4.000	06/15/26	1,000	1,004,902

Railsplitter Tob. Settlement Auth. Rev., Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	375	378,715
Sales Tax Secur. Corp. Rev.,
Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,044,527
Sr. Series D	5.000	01/01/35	600	658,501
				12,350,836
Indiana 2.3%
Indiana Fin. Auth. Rev.,
1st Lien, CWA Autho. Proj., Series 2024 A, Rfdg.	5.000	10/01/41	1,500	1,637,236
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	860	900,825
Indiana Univ. Hlth., Series D-3, Rfdg. (Mandatory put date 10/01/33)	5.000(cc)	10/01/59	1,000	1,126,498
Pwr. & Light Co. Proj., Series A, Rfdg.	1.400	08/01/29	1,000	914,712

Indianapolis Local Pub. Impvt. Bond Bank Rev., Indianapolis Arpt. Auth. Proj., Series I-2, AMT, Rfdg.	5.000	01/01/32	1,510	1,659,073
				6,238,344
Iowa 0.3%
Iowa Student Loan Liquidity Corp. Rev., Sr. Series B, AMT	5.000	12/01/32	700	750,986
Kentucky 2.8%
Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	1,500	1,586,608
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	2,160	2,181,369
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	895	963,519
Series B	5.000	12/01/33	1,515	1,568,888

Kentucky Turnpike Auth. Rev., Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	600	607,121
Trimble Cnty. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	750	714,612
				7,622,117
Louisiana 0.4%
Parish of St. James Rev., Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	1,000	1,003,711

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maryland 0.8%
Maryland Comnty. Dev. Admin. Rev., Sustainable Bonds, Vlg. at Marley Station, Series D-2	3.300%	01/01/29	1,000	$1,009,963
Maryland Hlth. & Hr. Edl. Facs. Auth. Rev., The Johns Hopkins Hlth. Sys. Issue, Series A, Rfdg.	5.000	05/15/32	1,000	1,128,525
				2,138,488
Massachusetts 0.8%
Massachusetts Dev. Fin. Agcy. Rev., Series B, Rfdg.	4.000	02/15/36	1,000	1,093,501
Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,033,802
				2,127,303
Michigan 2.4%
Michigan Fin. Auth. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	500	538,152
Michigan St. Hsg. Dev. Auth. Rev., Seiesr A	4.250	12/01/49	1,730	1,745,665
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	1,800	1,802,488
Wayne Cnty. Arpt. Auth. Rev., Detroit Metropolitan Wayne Cnty. Arpt., Series G, Rfdg.	5.000	12/01/34	2,250	2,507,437
				6,593,742
Minnesota 0.5%
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	1,275	1,275,121
Mississippi 2.8%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series C, FRDD	2.500(cc)	11/01/35	2,425	2,425,000
Chevron USA, Inc., Series I, FRDD	2.500(cc)	11/01/35	3,165	3,165,000
Poll. Ctrl., Rfdg.	3.200	09/01/28	750	750,162

Warren Cnty. Rev., Intl. Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,302,280
				7,642,442
Missouri 0.5%
Kansas City Ind’l. Dev. Auth. Rev., Int’l Arpt. Term. Modernization Proj., Series B, AMT	5.000	03/01/30	1,000	1,049,948
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys., Series B, Rfdg. (Mandatory put date 05/01/26)	4.000(cc)	05/01/51	335	335,996
				1,385,944
Nebraska 0.9%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	1,000	1,061,549
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,200	1,278,821
				2,340,370
New Hampshire 2.8%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	999	998,725

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire (cont’d.)
New Hampshire Bus. Fin. Auth. Rev.,
Bridgeland Wtr. Util. Dist., 144A	5.375%	12/15/35	1,800	$1,799,020
Caldwell Ranch Proj., 144A	4.875	12/01/33	500	497,829
Grand Pines Proj., 144A	5.625	06/01/39	1,000	1,014,618
Silverado Proj., 144A	5.000	12/01/28	700	700,340
Tamarron Proj., 144A	5.250	12/01/35	1,800	1,789,840
The Wildflower Proj., CABS, 144A	5.503(t)	12/15/33	1,140	711,674
				7,512,046
New Jersey 3.7%
New Jersey Econ. Dev. Auth. Rev., Series SSS, Rfdg.	5.250	06/15/39	400	451,803
New Jersey Edl. Facs. Auth. Rev., Princeton Univ., Series A (Mandatory put date 07/01/31)	5.000(cc)	07/01/64	1,000	1,118,671
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/29	440	463,938
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/27	1,000	1,028,041
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/28	500	521,061
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/32	1,500	1,612,281
Sr. Series B, AMT	5.000	12/01/28	285	297,628

New Jersey Trans. Tr. Fd. Auth. Rev., Series A, Rfdg.	5.250	06/15/39	1,000	1,135,330
South Jersey Trans. Auth. Rev., Series A, Rfdg., BAM	5.000	11/01/38	1,000	1,108,840
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/26	1,745	1,759,125
Series A, Rfdg.	5.000	06/01/30	315	330,146
Series A, Rfdg.	5.000	06/01/36	235	241,197
				10,068,061
New Mexico 0.5%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,394,354
New York 12.3%
Empire St. Dev. Corp. Rev.,
Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,691,133
Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,410,540

Long Island Pwr. Auth. Rev., Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	2,000	1,975,460
Metropolitan Trans. Auth. Rev., Series D, Rfdg.	5.000	11/15/32	1,710	1,786,002
New York City Hsg. Dev. Corp. Rev.,
245 East 124th Street, Rmkt. (Mandatory Put Date 06/01/29)	2.100(cc)	11/01/46	1,500	1,432,646
8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	2,000	2,053,475
Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	285	284,678

New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,019,117
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Fiscal 1999, Sub. Series E-1	5.000	02/01/36	1,000	1,016,780
Sub. Series A-2	5.000	08/01/38	2,505	2,578,874
New York City Trans. Fin. Auth. Rev.,
Fiscal 2025, Sub. Series G-1, Rfdg.	5.000	11/01/32	500	570,762
MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,121,534
Sub. Bonds, Series E	5.000	11/01/36	1,000	1,142,252

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800%	09/15/69	1,000	$927,391
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,000	931,733
Orchard Park CCRC, Inc. Oblig. Grp., Temps-70, Series B-2	3.320	11/15/30	1,000	996,785

New York St. Dorm. Auth. Rev., Series A, Rfdg.	5.250	03/15/37	500	529,798
New York St. Envirml. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc. Proj. R-1, Rmkt., AMT (Mandatory put date 09/03/30), 144A	4.250(cc)	09/01/50	1,315	1,329,302
New York St. Hsg. Fin. Agcy. Rev.,
320 West 38th Street Hsg., Series A (Mandatory put date 11/01/31)	3.570(cc)	05/01/42	2,250	2,278,085
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	1,200	1,208,003
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/29)	3.600(cc)	11/01/64	1,000	1,004,387
Port Auth. of NY & NJ Rev.,
Series 246, AMT, Rfdg.	5.000	09/01/30	1,175	1,270,429
Series 250, Rfdg.	5.000	10/15/34	2,000	2,358,549

Triborough Bridge & Tunnel Auth. Rev., Series A-2, Rfdg. (Mandatory put date 05/15/26)	2.000(cc)	05/15/45	1,000	997,447
Utility Debt Securitization Auth. Rev., Series TE-2, Rfdg.	5.000	12/15/33	1,000	1,131,062
				33,046,224
North Carolina 1.6%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,217,437
Durham Hsg. Auth. Rev., Page Corners Apts. (Mandatory put date 07/01/28)	3.150(cc)	07/01/59	1,000	1,000,371
New York St. Hsg. Fin. Agcy. Rev., 1998 Trust Agreement, Series 59-A	6.250	01/01/57	1,570	1,789,052
North Carolina Med. Care Commn. Rev., United Methodist Retmnt. Homes Proj., Temps-50, Series B-3	3.400	10/01/29	380	376,984
				4,383,844
Ohio 2.3%
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,411,254
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	385	413,787

Cuyahoga Cnty. Rev., MetroHealth Sys., Rfdg.	4.000	02/15/29	1,200	1,203,029
Franklin Cnty. Rev., Nationwide Children’s Hosp., Series B, Rfdg., FRDD	2.550(cc)	11/01/42	350	350,000
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	486,748
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	2,000	2,029,919

Ohio St. Rev., Cleveland Clinic Hlth. Sys., Series C, Rmkt. (Mandatory put date 05/01/28)	2.750(cc)	01/01/52	250	248,711
				6,143,448
Oklahoma 1.1%
Oklahoma Dev. Fin. Auth. Rev.,
OU Med. Proj., Series B	5.000	08/15/26	800	807,293
Univ. of Oklahoma Med. Proj., Series B	5.000	08/15/29	1,100	1,129,703

Oklahoma Tpke. Auth. Rev., Sr. Bonds, Series B, Rfdg.	5.000	01/01/32	1,000	1,130,711
				3,067,707

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 3.4%
Chester Cnty. Indl. Dev. Auth. Rev., Avon Grove Chart. Sch. Nts.	5.000%	03/01/27	1,070	$1,077,559
Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	445	473,014
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Sustainable Bonds, Series 141A	5.750	10/01/53	2,360	2,484,615
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	1,250	1,252,219
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,221,154
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000	12/01/41	1,215	1,221,995
Series A-2	5.000	12/01/36	1,300	1,368,993
				9,099,549
Puerto Rico 0.5%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Restructured, Series A-1, CABS	3.416(t)	07/01/29	1,416	1,257,472
Rhode Island 0.1%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/28	240	240,281
South Carolina 0.9%
Patriots Energy Grp. Fing. Agcy. Rev., Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	880	941,884
South Carolina Jobs-Econ. Dev. Auth. Rev., Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	800	811,347
South Carolina Pub. Svc. Auth. Rev., Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	647,721
				2,400,952
South Dakota 1.0%
South Dakota Hlth. & Edl. Facs. Auth. Rev.,
Sanford, Series C-1, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	11/01/52	405	435,892
Westhills Vlg. Retmnt. Cmnty. Issue, Series B-1	3.625	09/01/33	2,250	2,251,609
				2,687,501
Tennessee 2.0%
Metropolitan Government Nashville & Davidson Cnty. Indl. Dev. Board Rev., Trinity Lane Apts. Proj. (Mandatory put date 07/01/29)	3.150(cc)	07/01/44	2,000	2,002,002
Metropolitan Nashville Arpt. Auth. Rev., Series B, AMT	5.250	07/01/34	500	554,631
Tennergy Corp. Rev., Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	380	407,358
Tennessee Energy Acquisition Corp. Rev., Gas Proj., Series A-1, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/53	2,300	2,372,243
				5,336,234
Texas 10.4%
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	1,000	1,003,821
Brazos Hr. Edu. Auth., Inc. Rev., Sr. Series 1A, AMT	5.000	04/01/32	485	521,521
Brooks Dev. Auth. Rev., Sr. Lien Series C, Rfdg. (Mandatory put date 08/15/28), 144A	5.000(cc)	08/15/42	1,890	1,927,273

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., PSFG, Rfdg.	5.000%	08/15/35	1,000	$1,138,736
Idea Pub. Sch., Series A	5.000	08/15/30	225	243,059
Intl. Leadership of Texas, Inc., Series B, PSFG (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,035	1,076,878

Conroe Independent Sch. Dist., GO, PSFG	5.000	02/15/38	1,000	1,136,498
Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,025	1,032,006
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	280	284,918
Memorial Hermann Hlth. Sys., Series C, Rfdg. (Mandatory put date 07/01/29)	5.000(cc)	07/01/54	200	212,254
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,001,218
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.250	07/15/34	1,250	1,337,059
United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.250	07/15/28	615	636,772
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Bella Vida Facs. Living Proj., Temps-50, Series B3, Rfdg.	4.250	10/01/30	1,000	1,008,421
Brazos Presbyterian Homes, Inc. Proj., Rfdg.	5.000	01/01/27	605	614,423
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/26	665	662,687

North Texas Hr. Ed. Auth., Inc. Rev., Sr. Series A, AMT	5.000	06/01/31	800	849,765
North Texas Twy. Auth. Rev., 2nd Tier, Series B, Rfdg.	5.000	01/01/28	415	415,000
Plano Independent Sch. Dist., Series A, GO, PSFG	5.000	02/15/36	1,000	1,153,877
San Antonio Elec. & Gas Sys. Rev.,
Jr. Lien, Rfdg. (Mandatory put date 12/01/27)	2.000(cc)	02/01/49	1,500	1,464,218
Series D, Rfdg.	5.000	02/01/33	1,000	1,143,089
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Ascension Sr. Cr. Grp., Series C-1, Rfdg. (Mandatory put date 11/15/32)	5.000(cc)	11/15/51	2,000	2,229,828
Baylor Scott & White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	905	908,478
TX Hlth. Resources Sys., Series C (Mandatory put date 11/15/32)	5.000(cc)	11/15/64	1,000	1,109,227
Texas Dept. of Hsg. & Cmnty. Affairs Rev.,
Pass Through Mortgage Cert., Series A	5.500	07/01/53	1,000	1,067,750
Sustainable Bonds, Series A	5.500	09/01/52	2,000	2,123,017

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series D	6.250	12/15/26	360	370,228
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,250	1,323,322
				27,995,343
Utah 2.7%
Salt Lake City Corp. Arpt. Rev.,
Intl. Arpt., Series A, AMT	5.000	07/01/32	2,000	2,208,664
Series A, AMT	5.000	07/01/28	375	384,848
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,745	2,853,180
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	345	349,406

Utah Housing Corp. Rev., Liberty Corner (Mandatory put date 09/01/29)	3.000(cc)	09/01/45	1,575	1,562,697
				7,358,795

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.7%
Louisa Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co. Proj., Series B, Rmkt. (Mandatory put date 10/01/30)	3.125%(cc)	11/01/35	1,000	$1,003,280
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	750	769,865
				1,773,145
Washington 1.1%
Seattle Muni. Light & Pwr. Rev., Series B, Rfdg. (Mandatory put date 11/01/26)	3.570(cc)	05/01/45	500	494,722
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/28	375	387,498
Washington St. Hsg. Fin. Commn. Rev., Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	820	810,513
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/26	425	432,587
Series A, GO, AMT, BAM	5.000	12/01/27	330	341,448
Series A, GO, AMT, BAM	5.000	12/01/28	415	436,309
				2,903,077
West Virginia 0.4%
West Virginia Econ. Dev. Auth. Rev., Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	1,000	1,011,656
Wisconsin 1.9%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	424	417,851
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	2,000	2,003,082
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	1,000	1,003,316
Signorelli Proj., 144A	5.375	12/15/32	1,000	993,472

Wisconsin Hlth. & Edl. Facs. Auth. Rev., Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	700	701,097
				5,118,818

Total Long-Term Investments (cost $261,275,205)				263,018,870

	Shares
Short-Term Investment 1.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.896%) (cost $3,087,589)(wb)	3,087,589	3,087,589

TOTAL INVESTMENTS 98.7% (cost $264,362,794)		266,106,459
Other assets in excess of liabilities(z) 1.3%		3,523,661

Net Assets 100.0%		$269,630,120

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at December 31, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
66	10 Year U.S. Ultra Treasury Notes	Mar. 2026	$7,591,032	$721
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Short Duration Muni Fund